PRINCIPAL ACCOUNTING POLICIES - Foreign currencies and land use rights (Details)	6 Months Ended
Jun. 30, 2016
RMB/USD exchange rate used in translation	6.6459
Minimum
Useful life	3 years
Maximum
Useful life	10 years
Land use rights | Minimum
Useful life	40 years
Land use rights | Maximum
Useful life	50 years